Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (2,355,925)	$ (3,902,525)	$ (5,571,083)	$ (2,027,498)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization from continuing operations			10,256,185	7,784,917
Depreciation and amortization	7,346,640	7,723,372	10,256,185	7,784,917
Depreciation and amortization from discontinued operations				165,646
Stock compensation	410,760	388,602	520,578	464,827
Bad debt expense	37,205	(54,405)	(196)	236,329
Gain on sale of real estate assets, net	(2,237,423)	(2,121,453)	(2,186,481)	(6,243,640)
Impairment of real estate assets		700,000	948,053	0
Amortization of financing costs	956,956	1,081,520	1,447,021	1,286,437
Amortization of above-market leases	79,013	139,417	170,566	212,941
Amortization of below-market leases	(240,882)	(345,948)	(456,393)	(169,363)
Straight-line rent adjustment	(452,427)	(660,705)
Changes in operating assets and liabilities:
Other assets	487,961	1,000,323	69,305	(1,170,342)
Accounts payable and accrued liabilities	267,164	(1,008,736)	(1,392,693)	2,273,512
Accrued real estate taxes	29,155	(473,886)	(82,780)	955,216
Net cash provided by operating activities	4,328,197	2,465,576	3,722,082	3,768,982
Cash flows from investing activities:
Real estate acquisitions	(16,810,985)	(15,774,855)	(23,667,535)	(67,852,592)
Additions to buildings and tenant improvements	(3,156,986)	(3,713,626)	(4,150,213)	(2,854,939)
Additions to deferred leasing costs	(407,653)	(710,721)	(931,199)	(639,004)
Proceeds from sales of real estate	16,463,558	8,560,357	9,768,417	37,755,598
Restricted cash	416,678	2,992,873	2,488,138	(2,673,288)
Net cash used in investing activities	(3,495,388)	(8,645,972)	(16,492,392)	(36,264,225)
Cash flows from financing activities:
Proceeds from mortgage notes payable, net of issuance costs	13,342,994	18,979,585	26,081,321	50,864,054
Repayment of mortgage notes payable	(9,656,060)	(9,217,047)	(10,266,235)	(30,834,664)
Series B preferred stock costs	(153,500)
Redemption of mandatorily redeemable preferred stock	(2,000,000)	(2,300,000)	(2,300,000)
Proceeds from issuance of mandatorily redeemable preferred stock, net of offering costs				18,200,000
Proceeds from issuance of common stock				49,999
Contributions from noncontrolling interests net of distributions paid	1,592,414	197,148	317,266	(493,534)
Repurchase of common stock	(17,394)	(55,023)	(55,031)	(176,461)
Dividends paid to stockholders	(3,620,879)	(3,347,690)	(4,517,287)	(4,123,730)
Net cash (used in) provided by financing activities	(512,425)	4,256,973	9,260,034	33,485,664
Net increase (decrease) in cash and cash equivalents	320,384	(1,923,423)	(3,510,276)	990,421
Cash and cash equivalents-beginning of period	3,116,147	6,626,423	6,626,423	5,636,002
Cash and cash equivalents-end of period	3,436,531	4,703,000	3,116,147	6,626,423
Supplemental disclosure of cash flow information:
Interest paid Series B preferred stock	3,355,983	5,080,417	6,250,360	3,439,189
Interest paid-mortgage notes payable	5,441,424	5,449,481	7,244,413	5,965,824
Non-cash investing and financing activities:
Reinvestment of cash dividends	$ 1,095,434	1,795,040	2,364,387	2,661,979
Accrual of dividends payable		$ 1,155,498	$ 1,171,924	$ 1,063,454